Summary of Significant Accounting Policies (Policies)	May 20, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”) and Generally Accepted Accounting Principles (“GAAP”) for financial information, including the accounts of the Company and its wholly owned subsidiary after elimination of all significant intercompany accounts and transactions.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that may affect the reported amounts of assets and liabilities, revenues and expenses and related disclosures. The Company bases estimates and judgments on historical experience and on various other factors that it believes to be reasonable under the circumstances. The most significant estimates in these consolidated financial statements include estimates related to revenue and accrued expenses related to preclinical and clinical development costs. The Company’s actual results may differ from these estimates under different assumptions or conditions. The Company evaluates its estimates on an ongoing basis. Changes in estimates are reflected in reported results in the period in which they become known by the Company’s management.

Revenue Recognition
Revenue Recognition
On October 6, 2017, U.S. Food and Drug Administration, (the FDA), approved ZILRETTA. The Company entered into a limited number of arrangements with specialty distributors and a specialty pharmacy in the U.S. to distribute ZILRETTA. The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606 - Revenue from Contracts with Customers (“Topic 606”). Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to be entitled to in exchange for those goods or services.
To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to arrangements that meet the definition of a contract with a customer under Topic 606, including when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within each contract, determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
Product Revenue, Net
— The Company primarily sells ZILRETTA to specialty distributors and a specialty pharmacy, who then subsequently resell ZILRETTA to physicians, clinics and certain medical centers or hospitals. The Company also contracts directly with healthcare providers and intermediaries such as Group Purchasing Organizations (“GPOs”). In addition, the Company enters into arrangements with government payers that provide for government mandated rebates and chargebacks with respect to the purchase of ZILRETTA.
The Company recognizes revenue on product sales when the customer obtains control of the Company’s product, which occurs at a point in time (upon delivery to the customer). The Company has determined that the delivery of ZILRETTA to its customers constitutes a single performance obligation. There are no other promises to deliver goods or services beyond what is specified in each accepted customer order. The Company has assessed the existence of a significant financing component in the agreements with its customers. The trade payment terms with our customers do not exceed one year and therefore the Company has elected to apply the practical expedient and no amount of consideration has been allocated as a financing component. Product revenues are recorded net of applicable reserves for variable consideration, including discounts and allowances.
Transaction Price, including Variable Consideration
— Revenues from product sales are recorded at the net sales price (transaction price), which includes estimates of variable consideration for which reserves are established. Components of variable consideration include trade discounts and allowances, product returns, government chargebacks, discounts and rebates, and other incentives, such as voluntary patient assistance, and other fee for service amounts that are detailed within contracts between the Company and its customers relating to the Company’s sale of its products. These reserves, as detailed below, are based on the amounts earned, or to be claimed on the related sales, and are classified as reductions of accounts receivable (if the amount is payable to the customer) or a current liability (if the amount is payable to a party other than a customer). These estimates take into consideration a range of possible outcomes which are probability-weighted in accordance with the expected value method in Topic 606 for relevant factors such as current contractual and statutory requirements, specific known market events and trends, industry data, and forecasted customer buying and payment patterns. Overall, these reserves reflect the Company’s best estimates of the amount of consideration to which it is entitled based on the terms of the respective underlying contracts.
The amount of variable consideration which is included in the transaction price may be constrained and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized under the contract will not occur in a future period. Actual amounts of consideration ultimately received may differ from the Company’s estimates. If actual results in the future vary from the Company’s original estimates, the Company will adjust these estimates, which would affect net product revenue and earnings in the period such variances become known.
Service Fees and Allowances
—The Company compensates its customers and GPOs for sales order management, data, and distribution services. However, the Company has determined such services received to date are not distinct from the Company’s sale of products to the customer and, therefore, these payments have been recorded as a reduction of revenue within the statement of operations and comprehensive loss through December 31, 2019, as well as a reduction to trade receivables, net on the consolidated balance sheets.
Product Returns
— Consistent with industry practice, the Company generally offers customers a limited right of return for product that has been purchased from the Company based on the product’s expiration date. The Company estimates the amount of its product sales that may be returned by its customers and records this estimate as a reduction of revenue in the period the related product revenue is recognized, as well as within accrued expenses and other current liabilities, net, on the consolidated balance sheets. The Company currently estimates product return liabilities using available industry data and its own sales information, including its visibility into the inventory remaining in the distribution channel. The Company has received an immaterial amount of returns to date and believes that returns of ZILRETTA will be minimal.
Chargebacks
— Chargebacks for fees and discounts to qualified government healthcare providers represent the estimated obligations resulting from contractual commitments to sell products to qualified VA hospitals and 340b entities at prices lower than the list prices charged to customers who directly purchase the product from the Company. The 340b Drug Discount Program is a US federal government program created in 1992 that requires drug manufacturers to provide outpatient drugs to eligible health care organizations and covered entities at significantly reduced prices. Customers charge the Company for the difference between what they pay for the product and the statutory selling price to the qualified government entity. These reserves are established in the same period that the related revenue is recognized, resulting in a reduction of product revenue and trade receivables, net. Chargeback amounts are generally determined at the time of resale to the qualified government healthcare provider by customers, and the Company generally issues credits for such amounts within a few weeks of the Customer’s notification to the Company of the resale. Reserves for chargebacks consist of credits that the Company expects to issue for units that remain in the distribution channel inventories at each reporting period-end
that the Company expects will be sold to qualified healthcare providers, and chargebacks that customers have claimed, but for which the Company has not yet issued a credit.
Government Rebates
— The Company is subject to discount obligations under state Medicaid programs and Medicare. These reserves are recorded in the same period the related revenue is recognized, resulting in a reduction of product revenue and the establishment of a current liability which is included in accrued expenses and other current liabilities on the consolidated balance sheets. For Medicare, the Company also estimates the number of patients in the prescription drug coverage gap for whom the Company will owe an additional liability under the Medicare Part D program. The Company anticipates its exposure to utilization from the Medicare Part D coverage gap discount program to be immaterial. For Medicaid programs, the Company estimates the portion of sales attributed to Medicaid patients and records a liability for the rebates to be paid to the respective state Medicaid programs. The Company’s liability for these rebates consists of invoices received for claims from prior quarters that have not been paid or for which an invoice has not yet been received, estimates of claims for the current quarter, and estimated future claims that will be made for product that has been recognized as revenue, but which remains in the distribution channel inventories at the end of each reporting period.
Purchaser/Provider Discounts and Rebates
—Beginning in the third quarter of 2019, the Company began offering rebates to eligible purchasers and healthcare providers that are variable based on the volume of product purchased. Rebates are based on actual purchase levels during the rebate purchase period. The Company estimates these rebates and records such estimate in the same period the related revenue is recognized, resulting in a reduction of product revenue and the establishment of a current liability.
Other Incentives
— Other incentives which the Company offers include voluntary patient assistance programs, such as the co-pay
assistance program, which are intended to provide financial assistance to qualified commercially-insured patients with prescription drug co-payments
required by payers. The calculation of the accrual for
co-pay
assistance is based on an estimate of claims and the cost per claim that the Company expects to receive associated with product that has been recognized as revenue, but remains in the distribution channel inventories at the end of each reporting period. The adjustments are recorded in the same period the related revenue is recognized, resulting in a reduction of product revenue and the establishment of a current liability which is included as a component of accrued expenses and other current liabilities on the consolidated balance sheets.
To date, the Company’s only source of product revenue has been from the U.S. sales of ZILRETTA, which it began shipping to customers in October 2017.
The following table summarizes activity in each of the product revenue allowance and reserve categories for the years ended December 31, 2019, 2018 and 2017:

(In thousands)	Service Fees, Allowances and Chargebacks	Government Rebates and Other Incentives	Product Returns	Purchaser/Provider Discounts and Rebates	Total
Balance as of January 1, 2017	$—	$—	$—	$—	$—
Provision related to sales in the current year	100	15	2	—	117
Credit or payments made during the period	(40)	—	—	—	(40)

Balance as of December 31, 2017	60	15	2	—	77
Provision related to sales in the current year	1,688	502	124	—	2,314
Credit or payments made during the period	(1,147)	(26)	(1)	—	(1,174)

Balance as of December 31, 2018	601	491	125	—	1,217
Provision related to sales in the current year	5,527	261	334	2,685	8,807
Credit or payments made during the period	(4,281)	(375)	(57)	(1,029)	(5,742)
Adjustments related to prior period sales	—	(129)	—	—	(129)

Balance as of December 31, 2019	$1,847	$248	$402	$1,656	$4,153

Inventory
Inventory
The Company values its inventories at the lower of cost or estimated net realizable value. The Company determines the cost of its inventories, which includes amounts related to materials and manufacturing overhead, on a first-in,
first-out
basis. The Company performs an assessment of the recoverability of capitalized inventory during each reporting period, and it writes down any excess and obsolete inventories to their estimated realizable value in the period in which the impairment is first identified. Such impairment charges, should they occur, are recorded within cost of sales. The determination of whether inventory costs will be realizable requires estimates by management. If actual market conditions are less favorable than projected by management, additional write-downs of inventory may be required, which would be recorded as a cost of sales in the consolidated statements of operations and comprehensive loss.
The Company capitalizes inventory costs associated with the Company’s products after regulatory approval when, based on management’s judgment, future commercialization is considered probable and the future economic benefit is expected to be realized. Inventory acquired prior to receipt of marketing approval of a product candidate is expensed as research and development expense as incurred. Inventory that can be used in either the production of clinical or commercial product is expensed as research and development expense when selected for use in a clinical manufacturing campaign. Inventory produced that will be used in promotional marketing campaigns is expensed to selling, general and administrative expense when it is selected for use in a marketing program.

Consolidation
Consolidation
The accompanying consolidated financial statements include the Company and its wholly-owned subsidiary, Flexion Therapeutics Securities Corporation. The Company has eliminated all intercompany transactions for the years ended December 31, 2019, 2018 and 2017. In addition, Flexion Therapeutics, Inc. is registered to do business in the United Kingdom through its branch office located in Swindon, United Kingdom.

Accounts Receivable
Accounts Receivable
Accounts receivable are recorded net of customer allowances for distribution fees and chargebacks, and doubtful accounts. Allowances for distribution fees and chargebacks are based on contractual terms. The Company estimates the allowance for doubtful accounts based on existing contractual payment terms, actual payment patterns of its customers and individual customer circumstances. At December 31, 2019 and 2018, respectively, the Company determined that an allowance for doubtful accounts was not required. No accounts were written off during the years ended December 31, 2019 and 2018, respectively.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. The Company currently invests available cash in money market funds of a major financial institution, corporate bonds, government obligations and commercial paper.

Marketable Securities
Marketable Securities
Marketable securities consist of investments with original maturities greater than ninety days and less than one year from the balance sheet date. Long-term investments consist of investments with maturities of greater than one year. The Company classifies all of its investments, which consist solely of debt securities, as available-for-sale.
Accordingly, these investments are recorded at fair value, which is based on quoted market prices. Unrealized gains and losses are recorded as a component of other comprehensive income (loss). Realized gains and losses are determined on a specific identification basis and are included in other income (loss). Amortization and accretion of discounts and premiums is recorded in other income.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation and amortization expense is recognized using the straight-line method over the following estimated useful lives:

Estimated Useful Life (Years)
Computers, office equipment, and minor computer software	3
Computer software	7
Manufacturing equipment	7-10
Furniture and fixtures	5
Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the related asset. Costs of major additions and betterments are capitalized and depreciated on a straight-line basis over their useful lives. Repairs and maintenance costs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to income. Property and equipment includes construction-in-progress,
that is not yet in service.

Foreign Currencies
Foreign Currencies
The Company maintains a bank account designated in British Pounds. All foreign currency payables and cash balances are measured at the applicable exchange rate at the end of the reporting period. All associated gains and losses from foreign currency transactions are reflected in the consolidated statements of operations.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews its long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows.

Debt Issuance Costs, net
Debt Issuance Costs, net
As of December 31, 2019 and 2018, the carrying value of debt issuance costs was $2.9 million and $3.5 million, respectively, and was presented as a direct deduction from the carrying amounts of long-term debt. In addition, $0.6 million, $0.6 million, and $0.4 million, respectively, of debt issuance costs were amortized and recognized as other expense in the statement of operations for the years ended December 31, 2019, 2018 and 2017.

Research and Development
Research and Development
Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries and benefits, facilities costs, overhead costs, depreciation, clinical trial and related clinical manufacturing costs, contract services and other related costs. Research and development costs are expensed to operations as the related obligation is incurred.
As part of the process of preparing its financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing open contracts and purchase orders, communicating with applicable internal and vendor personnel to identify services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost. The majority of the Company’s service providers invoice it monthly in arrears for services performed or when contractual milestones are met. The Company makes estimates of its accrued expenses as of each balance sheet date in its financial statements based on facts and circumstances known to it at that time. The Company periodically confirms the accuracy of its estimates with the service providers and makes adjustments if necessary. Examples of estimated accrued research and development expenses include fees paid to:
•	CROs in connection with clinical studies;
•	investigative sites in connection with clinical studies;
•	vendors related to product manufacturing, development and distribution of clinical supplies; and
•	vendors in connection with preclinical development activities.
The Company records expenses related to clinical studies and manufacturing development activities based on its estimates of the services received and efforts expended pursuant to contracts with multiple CROs and manufacturing vendors that conduct and manage these activities on the Company’s behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract, and may result in uneven payment flows.
The Company makes estimates of its accrued expenses as of each balance sheet date in its financial statements based on facts and circumstances known to it. If timelines or contracts are modified based upon changes in the clinical trial protocol or scope of work to be performed, the Company modifies its estimates of accrued expenses accordingly on a prospective basis. If the Company does not identify costs that it has begun to incur, or if it underestimates or overestimates the level of services performed or the costs of these services, the Company’s actual expenses could differ from its estimates. To date, the Company has not adjusted its estimates at any particular balance sheet date in any material amount.

Patent Costs
Patent Costs
All patent-related costs incurred in connection with filing and prosecuting patent applications are recorded as general and administrative expenses as incurred, as recoverability of such expenditures is uncertain.

Accounting for Stock-Based Compensation
Accounting for Stock-Based Compensation
The Company measures all stock options and other stock based-awards granted to employees at the fair value at the date of grant using the Black-Scholes option-pricing model. The fair value of the awards is recognized as expense over the requisite service period, which is generally the vesting period of the respective award. The straight-line method of expense recognition is applied to all awards with service-only conditions. The Company accounts for forfeitures as they occur and does not estimate future forfeitures. As such, previously recognized compensation expense for an award is reversed in the period that the award is forfeited. For stock awards that have a performance condition, the Company recognizes compensation expense based on its assessment of the probability that the performance condition will be achieved, using an accelerated attribution model, over the explicit or implicit service period.
As a result of our adoption of “ASU
2018-07”,
stock-based awards granted to
non-employees
are accounted for the same way as awards granted to employees, and such awards will not be re-measured
at fair value each reporting period. We adopted this standard prospectively and there was no impact on previously issued financial statements.
The Company classifies stock-based compensation expense in the consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified, or in the case of a non-employee,
in the same manner as the award recipient’s service costs are classified.

Concentration of Credit Risk and Significant Suppliers
Concentration of Credit Risk and Significant Suppliers
Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of commercial paper and corporate bonds. The Company generally invests its cash in money market funds, government and corporate bonds, and commercial paper at one financial institution. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
The Company is completely dependent on third-party manufacturers and product suppliers for research and commercial activities. In particular, the Company relies on a limited number of manufacturers and relies on them to purchase from third-party suppliers the materials necessary to produce its product candidates for its clinical trials and for commercial supply. These programs would be adversely affected by a significant interruption in the supply of active pharmaceutical ingredients.
Three individual customers accounted for 44%, 25% and 15% for a total 84% of product revenues for the year ended 2019, and two individual customers accounted for 49% and 32% for a total of 81% for the year ended December 31, 2018. Four individual customers accounted for 42%, 11%, 20%, and 20% for a total of 93% of accounts receivable from product sales for the year ended December 31, 2019, and two individual customers accounted for 52% and 30% for a total of 82% for the year ended December 31, 2018. No other customers accounted for more than 10% of product revenue or accounts receivable for the years ended December 31, 2019 and 2018, respectively.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. The Company’s only element of other comprehensive income (loss) in all periods presented was unrealized gains (losses) on available-for-sale
securities.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred taxes are determined based on the differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which these temporary differences are expected to be recovered or settled. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.
The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

• Level 1 —
Quoted market prices in active markets for identical assets or liabilities. Level 1 consists primarily of financial instruments whose value is based on quoted market prices, such as exchange-traded instruments and listed equities.

• Level 2 —
Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

• Level 3 —
Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s financial instruments consist of cash equivalents, marketable securities, accounts payable and accrued expenses, its term loan and 2024 Convertible Notes (Note 10). The estimated fair value of the Company’s financial instruments, with the exception of the 2024 Convertible Notes, approximates their carrying values.
The fair value of the 2024 Convertible Notes, which differs from their carrying value, is influenced by interest rates, stock price and stock price volatility and is determined by prices for the 2024 Convertible Notes observed in market trading. The market for trading of the 2024 Convertible Notes is not considered to be an active market and therefore the estimate of fair value is based on Level 2 inputs. The estimated fair value of the 2024 Convertible Notes, face value of $201.3 million, was $215.7 million at December 31, 2019.

Net Loss Per Share
Net Loss Per Share
The Company follows the
two-class
method when computing net loss per share as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common and participating securities based on their respective rights to receive dividends as if all income for the period had been distributed.
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities, including the assumed conversion of our 2024 Convertible Notes, outstanding stock options and unvested restricted common stock, except where the result would be anti-dilutive. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of the conversion of the 2024 Convertible Notes, the exercise of outstanding stock options and the vesting unvested restricted common stock. In the diluted net loss per share calculation, net loss would also be adjusted for the elimination of interest expense on the 2024 Convertible Notes, if the impact was not anti-dilutive. For periods in which the Company has reported net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. Potential common shares will always be anti-dilutive for periods in which the Company has reported a net loss. Diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders for the years ended December 31, 2019, 2018 and 2017.

Segment Data
Segment Data
The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. The Company is a biopharmaceutical company focused on the development and commercialization of novel, local therapies. All revenues for the years ended December 31, 2019, 2018 and 2017 were generated in the United States.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Accounting Standards Recently Adopted
In February 2016, the Financial Accounting Standards Board, or FASB, issued ASU
2016-02,
 Leases
 (“ASU
2016-02”),
to increase transparency and comparability among organizations by recognizing lease assets and liabilities, including operating leases, on the balance sheet and disclosing key information about leasing arrangements. The Company adopted ASU
2016-02
on January 1, 2019 using the “Comparatives under 840” approach, which was approved by the FASB in July 2018 as part of ASU
2018-11.
Under this method, the consolidated financial statements as of the year ended December 31, 2019 are presented applying the new requirements under ASC 842, while the consolidated financial statements as of the year ended December 31, 2018 are presented under ASC 840.
As part of its adoption of ASU
2016-02,
the Company elected the package of practical expedients which allows it to not reassess (1) whether existing contracts contain leases, (2) the lease classification for existing leases, and (3) whether existing initial direct costs meet the new definition. Consequently, on adoption, the Company recognized lease liabilities of $7.0 million and corresponding right-of-use
(“ROU”) assets of $6.6 mill
ion based on the present value of the remaining minimum rental payments under current leasing standards for existing operating lease
s. These lease liabilities and ROU assets relate to operating leases only, as the Company concluded that it does not have any finance leases. The difference between the lease liability and the ROU assets upon adoption relates to the deferred rent balance that had been recorded prior to adoption. The Company determined that no cumulative adjustment to retained earnings was required.
In June 2018, the FASB issued ASU No.
2018-07,
 Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting
 (“ASU
2018-07”).
The new standard expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. Equity-based payments to nonemployees were previously covered under ASC
505-50
and required companies to measure the awards based on the fair value of the consideration received or the fair value of the equity instruments issued and remeasure the fair value of such awards at each reporting date. The Company adopted ASU
2018-07
prospectively and there was no impact on previously issued financial statements.
Accounting Standards Recently Issued
In June 2016, the FASB issued ASU No.
2016-13,
 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
 (“ASU
2016-13”).
The new standard requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. ASU
2016-13
is effective for fiscal years, and the interim periods within those years, beginning after December 15, 2019, and early adoption is permitted. The Company is currently evaluating the impact of ASU
 2016-13
on the Company’s consolidated financial statements.
In July 2018, the FASB issued ASU No.
 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
(“ASU
2018-13”).
The new standard modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, as part of the FASB’s disclosure framework project. ASU
2018-13
is effective for fiscal years, and the interim periods within those years, beginning after December 15, 2019, and early adoption is permitted. Additionally, the new standard permits an entity to early adopt any removed or modified disclosures upon issuance of the ASU and delay adoption of the additional disclosures until their effective date. ASU
2018-13
removes the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy. The Company early adopted this portion of the standard as of the quarter ended September 30, 2018. The Company does not expect the adoption of the remainder of ASU
2018-13
to have any impact on its consolidated financial statements, as the changes to the disclosures are primarily relevant for companies with Level 3 assets and liabilities, which the Company does not have.